Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses	163,603	[1]	133,055		65,718
Operating income (loss)	75,860	[1]	73,871	[2]	47,872
Interest and debt expense	(35,765)	[1]	(27,617)		(13,550)
Income (loss) before income tax	40,095	[1]	46,254		34,322
Income tax expense	1,206	[1]	1,251		(550)
Income before earnings from consolidated subsidiaries	38,889
Net income	38,889	[1]	45,003		34,872
General partner's interest in net income	22,218	[1]	7,735		2,526
Limited partners' interest in net income	16,671	[1]	37,268		32,346
Issuer [Member]
Operating expenses	607
Operating income (loss)	(607)
Interest and debt expense	(33,388)
Income (loss) before income tax	(33,995)
Income before earnings from consolidated subsidiaries	(33,995)
Earnings from consolidated subsidiaries	72,884
Net income	38,889
General partner's interest in net income	22,218
Limited partners' interest in net income	16,671
Guarantor Subsidiaries [Member]
Operating revenues	213,961
Operating expenses	150,631
Operating income (loss)	63,330
Interest and debt expense	(230)
Income (loss) before income tax	63,100
Income tax expense	1,206
Income before earnings from consolidated subsidiaries	61,894
Net income	61,894
Limited partners' interest in net income	61,894
Non-Guarantor Subsidiaries [Member]
Operating revenues	25,502
Operating expenses	12,365
Operating income (loss)	13,137
Interest and debt expense	(2,147)
Income (loss) before income tax	10,990
Income before earnings from consolidated subsidiaries	10,990
Net income	10,990
Limited partners' interest in net income	10,990
Eliminations [Member]
Earnings from consolidated subsidiaries	(72,884)
Net income	(72,884)
Limited partners' interest in net income	$ (72,884)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.